Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation
4. Stock-Based Compensation

The Company accounts for stock option grants to employees and non-employee directors under the provisions of ASC 718, Stock Compensation. ASC 718 requires the recognition of the fair value of stock-based compensation in the statement of operations. In addition, the Company accounts for stock option grants to consultants under the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, and as such, these stock options are revalued at each reporting period through the vesting period.

The fair value of stock option awards is estimated using a Black-Scholes option pricing model.  The fair value of stock-based awards is amortized over the vesting period of the award using the straight-line method.

The Company granted 612,500 stock options during the six months ended June 30, 2011 to employees, non-employee directors and consultants. These stock options vest 40% immediately and the remaining 60% annually over a three-year period and will be expensed over the applicable vesting period. The fair value of all stock-based awards granted during the six months ended June 30, 2011 was approximately $267,000.

The following assumptions were used for options granted for the six months ended June 30, 2011.

Assumptions for Option Grants	Six Months Ended June 30, 2011
Risk-free interest rate	2.31 - 2.42%
Volatility	122%
Expected dividend yield	—
Expected term	5.5 yrs

The Company calculates expected volatility for a stock-based grant based on historic monthly stock price observations of common stock during the period immediately preceding the grant that is equal in length to the expected term of the grant. The Company also estimates future forfeitures at 5.8% as a part of the estimate of expense as of the grant date. The Company has used historical data to estimate expected employee behaviors related to forfeitures. With respect to grants of options, the risk free rate of interest is based on the U.S. Treasury rates appropriate for the expected term of the grant.

Stock-based compensation expense was approximately $165,000 and $49,000 for the six months ended June 30, 2011 and 2010, respectively. This expense is presented as part of the operating results in Selling, General and Administrative expenses on the accompanying condensed consolidated statement of operations.

There was no tax benefit related to expense recognized in the three and six months ended June 30, 2011 and 2010, as the Company is in a net operating loss position. As of June 30, 2011, there was approximately $225,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans which will be amortized over the weighted average remaining requisite service period of 2.3 years. Such amount does not include the effect of future grants of equity compensation, if any. Of the total $225,000, the Company expects to recognize approximately 28% in the remaining interim periods of 2011, approximately 35% in 2012, approximately 31% in 2013 and approximately 6% in 2014.

Note 8 — Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the "2000 Plan"), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

As of December 31, 2010 and 2009, 2,053 options had been issued to non-employees under the 2000 Plan and were outstanding. Such options expire at various dates through March 15, 2014, all of which are fully vested. As of December 31, 2010 and 2009, 7,230 options had been issued to employees under the 2000 Plan and were outstanding. Such options expire at various dates between January 22, 2013 and March 15, 2014, all of which are fully vested.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

In 2004, the Board of Directors adopted and the Company's stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan, and, in June 2005, the Company's stockholders approved an amendment to such plan (as amended, the "2004 Plan"), that increased to 40,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In May 2007, the Company's stockholders approved an amendment to the 2004 Plan that increased to 65,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In addition, in June 2008, the Company's stockholders approved an amendment to the 2004 Plan that increased to 134,849 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan.

As of December 31, 2009, 75,879 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 5, 2016 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2009, there were 77,194 shares available for future grants under the 2004 Plan. As of December 31, 2009, 9,128 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and August 14, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

As of December 31, 2010, 22,129 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 5, 2016 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2010, there were 82,535 shares available for future grants under the 2004 Plan. As of December 31, 2010, 13,253 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and January 8, 2020, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Share-Based Payment

Prior to the Company's initial public offering, options were granted to employees, non-employees and non-employee directors at exercise prices which were lower than the fair market value of the Company's stock on the date of grant. After the date of the Company's initial public offering, stock options are granted to employees, non-employees and non-employee directors at exercise prices equal to the fair market value of the Company's stock on the date of grant. Stock options granted have a life of 10 years.  Unvested options as of December 31, 2010 currently vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Expense is recognized, net of expected forfeitures, over the vesting period of the options. For options that vest upon the achievement of certain milestones, expense is recognized when it is probable that the condition will be met. Stock based compensation expense recognized for the years ended December 31, 2010 and 2009 was approximately $92,000 or less than $0.05 per share and approximately $108,000 or less than $0.06 per share, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2010	2009
Stock Price Volatility	96%	93% - 96%
Risk-Free Interest Rates	2.85%	2.51% - 3.04%
Expected Life (in years)	5.75	5.75 – 6.25
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company's common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option's life.

The total fair value of options vested during the fiscal year ended December 31, 2010 was approximately $87,000. The total fair value of options vested during the fiscal year ended December 31, 2009 was approximately $157,000.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2010:

	Options Outstanding			Options Exercisable

Range of Exercise Price	Number Outstanding as of December 31, 2010	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2010	Weighted Average Exercise Price

$2.60	1,650	8.02	$2.60	413	$2.60
$15.00	12,500	7.25	$15.00	6,250	$15.00
$15.40 – $46.40	17,638	7.88	$21.10	9,714	$23.20
$47.80 – $96.00	12,876	2.97	$51.40	12,877	$51.40

Total Outstanding	44,664		$27.40	29,254	$33.60

The number of new options granted in 2010 and 2009 is 4,125 and 25,354, respectively. The weighted-average fair value of options granted in 2010 and 2009 is $0.73 and $0.69, respectively.

The following table summarizes the option activity for the years ended December 31, 2010 and 2009:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2009	94,289	$17.00
Options granted	4,125	19.00
Options exercised	(10,313)	7.00
Options forfeited	(43,437)	9.40
Outstanding at December 31, 2010	44,664	27.40
Expected to vest at December 31, 2010	43,770	$27.60
Exercisable at December 31, 2010	29,254	$33.60

The aggregate intrinsic value of stock options outstanding at December 31, 2010 and the stock options vested or expected to vest is $0. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 6.3 years.

As of December 31, 2010, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $129,000 and will be amortized over the weighted-average remaining requisite service period of 2.0 years.

Warrants

Class D Warrants — The Company issued Class D Warrants to purchase an aggregate of 455,628 shares of the Company's common stock to the Investors upon conversion of the purchased notes. The Company recorded the issuance of the Class D Warrants at their approximate fair market value of $3,763,000. The value of the Class D Warrants was computed using the Black-Scholes option pricing model.

Placement Agent Warrants — The Company issued placement agent warrants to purchase an aggregate of 87,819 shares of the Company's common stock to the Company's placement agents in connection with their roles in the Company's fall 2007 financing ("the 2007 Financing"). The Company recorded the issuance of the placement agent warrants at their approximate fair market value of $1,047,000. The value of the placement agent warrants was computed using the Black-Scholes option pricing model.

The following table summarizes certain terms of all of the Company's outstanding warrants at December 31, 2010 and 2009:

Total Outstanding Warrants at December 31, 2010

Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2010	2009
Class D Warrants	11/14/2007	11/14/2012	$14.10	369,478	369,478
Placement Agent Warrants	11/14/2007	11/14/2012	$18.00	6,484	6,484
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Total all Outstanding Warrants				409,591	409,591

(1) Weighted average exercise price is $14.84 for December 31, 2010 and 2009.

Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision

The Series D warrants have a cashless exercise provision which states, " If, and only if, at the time of exercise pursuant to this Section 1 there is no effective registration statement registering, or no current prospectus available for, the sale of the Warrant Shares to the Holder or the resale of the Warrant Shares by the Holder and the VWAP (as defined below) is greater than the Per Share Exercise Price at the time of exercise, then this Warrant may also be exercised at such time and with respect to such exercise by means of a "cashless exercise" in which the Holder shall be entitled to receive a certificate for the number of Warrant Shares equal to the quotient obtained by dividing (i) the result of (x) the difference of (A) minus (B), multiplied by (y) (C), by (ii) (A), where:

(A) =	the VWAP (as defined below) on the Trading Day (as defined below) immediately preceding the date of such election;
(B) =	the Per Share Exercise Price of this Warrant, as adjusted; and
(C) =	the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

  "VWAP" means, for any date, the price determined by the first of the following clauses that applies: (a) if the Common Stock is then listed or quoted for trading on the New York Stock Exchange, American Stock Exchange, NASDAQ Capital Market, NASDAQ Global Market, NASDAQ Global Select Market or the OTC Bulletin Board, or any successor to any of the foregoing (a " Trading Market "), the daily volume weighted average price of the Common Stock on the Trading Market on which the Common Stock is then listed or quoted for trading as reported by Bloomberg L.P. for such date if such date is a date on which the Trading Market on which the Common Stock is then listed or quoted for trading (a " Trading Day ") or the nearest preceding Trading Date (based on a Trading Day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time); (b) if the Common Stock is not then listed or quoted for trading on a Trading Market and if prices for the Common Stock are then reported in the "Pink Sheets" published by Pink Sheets, LLC (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per share of the Common Stock so reported; or (c) in all other cases, the fair market value of a share of Common Stock as determined by an independent appraiser selected in good faith by the Holder and reasonably acceptable to the Company."

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holder or the resale of the warrant shares by the holder and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009.

A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant. As a result, 54,561 shares of common stock were issued to this Class D warrant holder in August 2009. The number of shares outstanding in the December 31, 2010 balance sheet and the number of shares outstanding used in the earnings per share calculation for the twelve months ended December 31, 2010 include these shares.

Issuance of Common Stock Due to Placement Agent Warrants' Cashless Exercise Provision

National Securities Corporation ("NSC") and Dinosaur Securities, LLC ("Dinosaur" and together with NSC, the "Placement Agents") acted as co-placement agents in connection with the 2007 Financing pursuant to an Engagement Letter, dated June 6, 2007 and a Placement Agent Agreement dated September 18, 2007. The Placement Agents received (i) an aggregate cash fee equal to 8% of the face amount of the notes purchased in the 2007 Financing ("the Purchased Notes") and paid 6.25% to NSC and 1.75% to Dinosaur, and (ii) warrants ("Placement Agent Warrant") with a term of five years from the date of issuance to purchase 10% of the aggregate number of shares of the Company's common stock issued upon conversion of the Purchased Notes with an exercise price per share of the Company's common stock equal to $14.10. The Company issued Placement Agents Warrants to purchase an aggregate of 87,819 shares of the Company's common stock to the Placement Agent in November 2007 in connection with their roles in the 2007 Financing.

The Placement Agent Warrants have a cashless exercise provision identical to that in the Series D Warrants.

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holders or the resale of the warrant shares by the holders and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009. Several Placement Agents elected to exercise the cashless exercise provision of their warrants.

Placement Agents elected to exercise 67,435 of the 87,819 Placement Agent Warrants outstanding in June 2009. All elected the Cashless Exercise provision of their warrants. As a result, 29,725 shares of common stock were issued to the Placement Agents in June 2009.

Placement Agents elected to exercise 13,900 of the 20,384 Placement Agent Warrants outstanding in June 2009. All elected the cashless exercise provision of their warrants. As a result, 7,188 shares of common stock were issued to the Placement Agents. As of December 31, 2010 there were 6,484 Placement Agent Warrants outstanding.

 July 2009 Private Placement

On July 24, 2009, the Company raised gross proceeds of $1,251,000 through the private placement to eight accredited investors of an aggregate of 67,258 shares of its common stock and warrants to purchase an aggregate of 33,629 shares of its common stock, representing 50% of the shares of common stock purchased by each investor. The Company sold the shares to investors at a price per share equal to $18.60. The warrants have an exercise price of $22.40, are exercisable immediately and will terminate on July 24, 2014.